Investment revenue (Tables)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of investment revenue
Bank and other cash	4,828,827	1,064,093
	4,828,827	1,064,093

Bank	1,064,093	-
	1,064,093	-